SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) (Parenthetical)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income tax rate, percent	21.00%	21.00%	21.00%	21.00%